Equity (Summary of RSUs activity) (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2018 $ / shares shares
Number of RSUs
Unvested RSUs outstanding, beginning | shares	302,163
Granted | shares	995,125
Forfeited | shares	(27,185)
Vested | shares	(74,984)
Unvested RSUs outstanding, ending | shares	1,195,119
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding, beginning | $ / shares	$ 30.88
Granted | $ / shares	19.88
Forfeited | $ / shares	41.04
Vested | $ / shares	32.38
Unvested RSUs outstanding, ending | $ / shares	$ 21.05